Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME /MD/
Central Index Key	0000205355
Amendment Flag	false
Document Creation Date	Apr. 27, 2012
Document Effective Date	Apr. 30, 2012
Prospectus Date	Apr. 30, 2012